Employee benefits - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 09, 2022	Dec. 31, 2019
Disclosure of Share based option plan
Weighted average duration of the defined benefit obligation	9 years	10 years
Expected contributions to the funded defined benefit pension plan	$ 0.6
Increase of the number of shares available for issuance by an additional			3,200,000
Stock options
Disclosure of Share based option plan
Percentage of share capital				5.00%
Stock options | 2020 share incentive plan
Disclosure of Share based option plan
Maximum aggregate number of ordinary shares available for issuance	1,000,000
Discount rate (0.5% movement)
Disclosure of Share based option plan
Reasonably possible increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1.4)
Decrease (increase) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1.3
Future benefit growth (0.5% movement)
Disclosure of Share based option plan
Reasonably possible increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2.2
Decrease (increase) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2.2)